Subsequent event (Details)	2 Months Ended		12 Months Ended
	Mar. 15, 2018 USD ($) shares	Mar. 15, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Granted pursuant to Stock Option Plan (in shares)			2,729,000	1,470,000	1,470,000
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $			$ 5.44		$ 3.43
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Granted pursuant to Stock Option Plan (in shares)	2,828,000	2,828,000
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)	$ 5.27	$ 6.51